Allowance for Loan Losses - Impaired Loans - Average Recorded Investment and Interest Income Recognized (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 2,859,000	$ 3,085,000	$ 3,520,000
Interest Income Recognized	116,000	172,000	167,000
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	88,000	367,000	636,000
Interest Income Recognized	4,000	33,000	25,000
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	520,000	456,000	610,000
Interest Income Recognized	27,000	32,000	33,000
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	243,000	308,000	39,000
Interest Income Recognized	16,000	20,000	5,000
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,361,000	1,271,000	1,519,000
Interest Income Recognized	43,000	58,000	75,000
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	647,000	683,000	716,000
Interest Income Recognized	$ 26,000	$ 29,000	$ 29,000